PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Common Stock - 99.3%

	Shares	Value
COMMUNICATION SERVICES - 9.8%
INTERACTIVE MEDIA & SERVICES - 9.8%
Alphabet, Inc. Class A	55,501	$17,371,813
Meta Platforms, Inc.	19,614	12,947,005
TOTAL COMMUNICATION SERVICES		30,318,818

CONSUMER DISCRETIONARY - 9.3%
HOTELS, RESTAURANTS & LEISURE - 3.7%
Compass Group Plc(a)	209,026	6,686,742
Hilton Worldwide Holdings Inc.	16,583	4,763,467
		11,450,209
MULTILINE RETAIL - 1.5%
TJX Companies, Inc. (The)	29,576	4,543,169

RETAILING - 2.5%
Amazon.com, Inc.(b)	34,016	7,851,573

TEXTILES, APPAREL & LUXURY GOODS - 1.6%
LVMH Moët Hennessy-Louis Vuitton S.A.(a)	32,874	4,957,728

TOTAL CONSUMER DISCRETIONARY		28,802,679

CONSUMER STAPLES - 7.4%
BEVERAGES - 4.0%
Coca-Cola Company (The)	68,992	4,823,231
Constellation Brands, Inc.	30,648	4,228,198
Diageo plc(a)	37,388	3,225,462
		12,276,891
FOOD PRODUCTS - 1.5%
Magnum Ice Cream Company N.V.	20,604	326,573
Nestle, S.A.(a)	45,315	4,476,216
		4,802,789
HOUSEHOLD PRODUCTS - 1.9%
Unilever Plc(a)	91,573	5,988,881

TOTAL CONSUMER STAPLES		23,068,561

FINANCIALS - 4.7%
BANKS - 4.0%
U.S. Bancorp	138,650	7,398,364
Wells Fargo & Company	54,028	5,035,409
		12,433,773
DIVERSIFIED FINANCIAL SERVICES - 0.7%
Tradeweb Markets Inc.	20,368	2,190,375

TOTAL FINANCIALS		14,624,148

	Shares	Value
HEALTH CARE - 24.0%
HEALTH CARE EQUIPMENT & SUPPLIES - 8.1%
Abbott Laboratories	68,930	$8,636,240
Intuitive Surgical, Inc.(b)	9,382	5,313,589
Thermo Fisher Scientific, Inc.	19,611	11,363,594
		25,313,423
HEALTH CARE PROVIDERS & SERVICES - 6.7%
CIGNA Corporation	13,036	3,587,898
Elevance Health Inc.	19,715	6,911,093
Quest Diagnostics Incorporated	14,551	2,525,035
UnitedHealth Group, Inc.	23,907	7,891,940
		20,915,966
PHARMACEUTICALS - 9.2%
Eli Lilly and Company	4,853	5,215,422
Haleon plc(a)	553,938	5,600,313
Johnson & Johnson	51,580	10,674,481
Merck & Co., Inc.	43,786	4,608,915
Novo Nordisk A/S(a)	50,110	2,549,597
		28,648,728

TOTAL HEALTH CARE		74,878,117

INDUSTRIALS - 2.2%
AEROSPACE & DEFENSE - 2.2%
Safran SA	19,514	6,815,577

TOTAL INDUSTRIALS		6,815,577

	Shares	Value
INFORMATION TECHNOLOGY - 41.9%
IT SERVICES - 17.9%
Accenture Plc	27,179	$7,292,126
Amadeus IT Group, S.A.(a)	29,161	2,142,459
Microsoft Corporation	45,847	22,172,526
salesforce.com, inc.	35,701	9,457,552
SAP AG(a)	28,862	7,010,868
Visa, Inc.	21,874	7,671,430
		55,746,961
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.2%
ASML Holding N.V.	4,607	4,928,845
Broadcom Inc.	23,779	8,229,912
KLA-Tencor Corporation	3,953	4,803,211
Lam Research Corporation	81,474	13,946,720
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	50,552	15,362,247
Texas Instruments, Inc.	36,333	6,303,412
		53,574,347
SOFTWARE - 2.3%
Dassault Systèmes SE(a)	97,453	2,720,888
Uber Technologies, Inc.(b)	52,063	4,254,068
		6,974,956
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.5%
Apple, Inc.	51,241	13,930,378

TOTAL INFORMATION TECHNOLOGY		130,226,642

TOTAL COMMON STOCK
(Cost $ 253,643,677)		308,734,542

Short Term Investments - 0.9%

Money Market - 0.9%	Par Value	Value
UMB Money Market Special II, 3.48%(c)	2,716,412	$2,716,412
(Cost $ 2,716,412)

TOTAL INVESTMENTS - 100.2%
(Cost $ 256,360,089)		311,450,954

OTHER ASSETS & LIABILITIES (NET) - (0.2)%		(487,828)
NET ASSETS - 100%		$310,963,126

(a)	ADR - American Depositary Receipts
(b)	Non-Income producing security
(c)	Interest rate reflects seven-day effective yield on December 31, 2025.
(d)	At December 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $260,222,481 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$61,339,482
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,111,009)

Net unrealized appreciation/(depreciation)	$51,228,473

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	41.9%
Health Care	24.0%
Communication Services	9.8%
Consumer Discretionary	9.3%
Consumer Staples	7.4%
Financials	4.7%
Industrials	2.2%
CASH + other assets (net)	0.7%
100.0%